Operating Segments and Geographic Area Information - Summarized Financial Information by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 639,635		$ 591,196		$ 576,842		$ 586,597		$ 632,677		$ 604,368		$ 625,494		$ 656,615		$ 2,394,270	[1]	$ 2,519,154	[1]	$ 2,651,667	[1]
Total segment operating profit																	576,675		399,783		519,748
Total equity in net income of unconsolidated investments																	31,729		38,067		43,754
Total net income attributable to noncontrolling interests	(5,413)		(7,332)		(8,389)		(5,529)		(5,739)		(4,975)		(3,506)		(4,371)		(26,663)		(18,591)		(28,083)
Segment income:																	533,663		660,503		720,425
Corporate & other																	81,439	[2]	(129,559)	[2]	(185,006)	[2]
Restructuring and other charges, net (Note 19)	33,361	[3]	0	[3]	0	[3]	0	[3]	16,982	[3]	0	[3]	94,703	[3]	0	[3]	33,361	[3]	111,685	[3]	0	[3]
Interest and financing expenses																	(31,559)		(32,800)		(37,574)
Other (expenses) income, net																	(6,674)		1,229		357
Income tax expense																	(134,445)		(80,433)		(104,471)
Income (loss) from discontinued operations (net of tax)	(886)		531		2,628		1,835		(368)		634		1,608		2,407		4,108		4,281		(1,617)
Net income attributable to Albemarle Corporation	155,933		90,512		82,739		83,987		37,726		109,459		50,089		114,262		413,171		311,536		392,114
Performance Chemicals
Segment Reporting Information [Line Items]
Net sales																	1,392,664		1,451,247		1,534,804
Total segment operating profit																	334,275		410,359		445,463
Total equity in net income of unconsolidated investments																	8,875		6,416		7,696
Total net income attributable to noncontrolling interests																	(26,663)		(18,571)		(28,109)
Segment income:																	316,487		398,204		425,050
Catalyst Solutions
Segment Reporting Information [Line Items]
Net sales																	1,001,606		1,067,907		1,116,863
Total segment operating profit																	194,322		230,648		259,116
Total equity in net income of unconsolidated investments																	22,854		31,651		36,259
Segment income:																	217,176		262,299		295,375
Total segment operating profit
Segment Reporting Information [Line Items]
Total segment operating profit																	528,597		641,007		704,579
Corporate & other
Segment Reporting Information [Line Items]
Total equity in net income of unconsolidated investments																	0		0		(201)
Total net income attributable to noncontrolling interests																	$ 0		$ (20)		$ 26

[1]	No sales in a foreign country exceed 10% of total net sales. Also, net sales are attributed to countries based upon shipments to final destination.
[2]	For the years ended December 31, 2013, 2012 and 2011, Corporate and other includes $143.1 million, $(68.0) million and $(89.2) million, respectively, of pension and OPEB plan credits (costs) (including mark-to-market actuarial gains and losses).
[3]	See Note 19, “Special Items.”